Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements [Line Items]
Other assets	$ 2,225	$ 2,745
Digital insurance platform [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements [Line Items]
Other assets	2,225	1,980
Health study tool [Member]
Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of Components of Cloud Computing Arrangements [Line Items]
Other assets		$ 765